UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 5/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $      190,281
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABAXIS INC.                   Common         002567105      218    7,500 X                              4,500      0  3000
ABBOTT LABORATORIES           Common         002824100     6911  112,759 X                            103,414      0  9345
ABBOTT LABORATORIES           Common         002824100       61    1,000          X                         0      0  1000
AFLAC INC.                    Common         001055102     7027  152,795 X                            133,670      0 19125
AIR PRODUCTS & CHEMICALS INC. Common         009158106     3811   41,510 X                             35,360      0  6150
AIR PRODUCTS & CHEMICALS INC. Common         009158106       37      400          X                         0      0   400
APACHE CORP                   Common         037411105     6288   62,600 X                             53,360      0  9240
APPLE COMPUTER INC.           Common         037833100      240      400 X                                320      0    80
BAKER HUGHES INC              Common         057224107      715   17,060 X                             14,730      0  2330
BARRICK GOLD CORP             Common         067901108      429    9,875 X                              4,475      0  5400
C S X CORPORATION             Common         126408103     5068  235,516 X                            203,900      0 31616
CATERPILLAR INC               Common         149123101      863    8,100 X                              3,600      0  4500
CHEVRON CORP                  Common         166764100     2253   21,011 X                             15,611      0  5400
COLGATE-PALMOLIVE             Common         194162103      367    3,750 X                              2,000      0  1750
CONOCOPHILLIPS                Common         20825C104      543    7,150 X                              4,350      0  2800
DEVON ENERGY CORP             Common         25179M103      480    6,750 X                              1,750      0  5000
DEVRY INC                     Common         251893103     2305   68,050 X                             62,550      0  5500
DIAMOND OFFSHORE DRILLING     Common         25271C102     6704  100,430 X                             87,365      0 13065
DOMINION RESOURCES INC        Common         25746U109      420    8,200 X                              3,800      0  4400
DOW CHEMICAL                  Common         260543103     6957  200,840 X                            172,990      0 27850
EMC CORP                      Common         268648102     8072  270,155 X                            227,205      0 42950
EMERSON ELECTRIC CO           Common         291011104     6755  129,456 X                            115,820      0 13636
EMERSON ELECTRIC CO           Common         291011104       73    1,400          X                         0      0  1400
EXXON MOBIL CORPORATION       Common         30231G102      894   10,305 X                              4,249      0  6056
FLOWSERVE CORP                Common         34354P105     7271   62,945 X                             54,755      0  8190
FLUOR CORP                    Common         343412102      583    9,715 X                              8,045      0  1670
FRANKLIN STREET PPTYS CORP    Common         35471R106      127   12,000 X                             12,000      0     0
GRACO INC.                    Common         384109104     1575   29,680 X                             25,935      0  3745
GRANITE CONSTRUCTION INC.     Common         387328107     4379  152,350 X                            124,950      0 27400
HARRIS CORP                   Common         413875105     7049  156,375 X                            134,325      0 22050
HARRIS CORP                   Common         413875105       45    1,000          X                         0      0  1000
HEWLETT-PACKARD CO            Common         428236103       36    1,500          X                         0      0  1500
HEWLETT-PACKARD CO            Common         428236103     4325  181,500 X                            158,200      0 23300
HONDA MOTOR CO LTD ADR        Common         438128308     4275  111,230 X                             93,430      0 17800
ILLINOIS TOOL WORKS INC       Common         452308109     8236  144,180 X                            125,140      0 19040
ILLINOIS TOOL WORKS INC       Common         452308109       69    1,200          X                         0      0  1200
ITT EDUCATIONAL SERVICES INC  Common         45068B109      291    4,400 X                              2,400      0  2000
J.P. MORGAN CHASE & CO        Common         46625H100      363    7,900 X                              4,400      0  3500
JACOBS ENGINEERING GRP        Common         469814107     6446  145,270 X                            126,250      0 19020
JACOBS ENGINEERING GRP        Common         469814107       44    1,000          X                         0      0  1000
JOHNSON & JOHNSON INC         Common         478160104      640    9,700 X                              4,000      0  5700
KANSAS CITY SOUTHERN          Common         485170302     1341   18,700 X                             13,700      0  5000
LINCOLN NATIONAL CORP         Common         534187109     6763  256,545 X                            217,925      0 38620
LINCOLN NATIONAL CORP         Common         534187109       53    2,000          X                         0      0  2000
MARRIOTT INTL INC             Common         571903202     3129   82,675 X                             65,225      0 17450
MCDONALD'S  CORP              Common         580135101      711    7,250 X                              6,150      0  1100
MICROSOFT CORP                Common         594918104     6499  201,500 X                            170,300      0 31200
MONSANTO CO                   Common         61166W101      247    3,100 X                                  0      0  3100
MOSAIC CO                     Common         61945C103      639   11,550 X                              9,625      0  1925
NORFOLK SOUTHERN CORP         Common         655844108      303    4,600 X                                  0      0  4600
OMNICOM GROUP                 Common         681919106     4794   94,650 X                             84,750      0  9900
PEPSICO INC                   Common         713448108      697   10,500 X                              7,200      0  3300
POTASH CORP OF SASKATCHEWAN   Common         73755L107      523   11,440 X                              3,100      0  8340
PRAXAIR INC                   Common         74005P104     1123    9,800 X                              4,700      0  5100
PROCTER & GAMBLE CO           Common         742718109      336    5,000 X                              2,200      0  2800
PRUDENTIAL FINANCIAL INC.     Common         744320102      247    3,900 X                              2,500      0  1400
QUALCOMM INC                  Common         747525103     2102   30,885 X                             24,645      0  6240
RAYTHEON CO                   Common         755111507     7766  147,130 X                            128,150      0 18980
RAYTHEON CO                   Common         755111507       53    1,000          X                         0      0  1000
RIO TINTO PLC ADR             Common         767204100      260    4,680 X                              2,080      0  2600


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
S.Y. BANCORP INC              Common         785060104      239   10,290 X                             10,290      0     0
SCOTTS MIRACLE-GRO CO         Common         810186106     5174   95,530 X                             83,980      0 11550
ST JUDE MEDICAL INC.          Common         790849103     6656  150,225 X                            134,225      0 16000
ST JUDE MEDICAL INC.          Common         790849103       66    1,500          X                         0      0  1500
STRYKER CORP                  Common         863667101     6691  120,595 X                            105,905      0 14690
TEREX CORP                    Common         880779103     6807  302,530 X                            258,050      0 44480
THERMO FISHER SCIENTIFIC INC. Common         883556102     1275   22,610 X                             17,865      0  4745
TORO CO                       Common         891092108     1746   24,555 X                             20,880      0  3675
TRANSOCEAN LTD                Common         H8817H100      639   11,675 X                              9,305      0  2370
URS CORP                      Common         903236107     6600  155,225 X                            130,825      0 24400
URS CORP                      Common         903236107       43    1,000          X                         0      0  1000
VERIZON COMMUNICATIONS        Common         92343V104      338    8,849 X                              1,749      0  7100
VULCAN MATERIALS CO           Common         929160109     2666   62,400 X                             57,400      0  5000
WALGREEN CO                   Common         931422109      510   15,225 X                              9,425      0  5800


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